Fair Value of Financial Instruments and Derivatives Instruments - Amount of Gain / (Loss) Recognized on Derivatives (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loss Recognized	$ (1,977)	$ (1,009)
Interest Rate Contracts | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loss Recognized	2,935	(1,619)
Bunker Fuel Contracts | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loss Recognized	(529)	675
Foreign Exchange Agreements | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loss Recognized	(99)	0
Forward Freight Agreements | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Loss Recognized	$ (4,284)	$ (65)